Employee Benefits - Weighted Average Duration of Defined Benefit Obligations (Detail) - yr	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Japanese plans [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	16	15
Foreign plans [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	17	16